UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22758

Registrant Name:	PIMCO Dynamic Credit and Mortgage Income Fund

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2018

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Credit and Mortgage Income Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.7%
AkzoNobel Finance Co. LLC
TBD% due 09/20/2025	EUR	1,200	$1,408
AkzoNobel U.S. LLC
TBD% due 09/20/2025		$1,400	1,408
Alphabet Holding Co., Inc.
5.742% due 09/26/2024		99	96
Altice France S.A.
6.158% due 08/14/2026		1,500	1,490
Altran Technologies S.A.
2.750% due 03/20/2025	EUR	1,468	1,711
Avantor, Inc.
6.242% due 11/21/2024		$367	371
Banff Merger Sub, Inc.
TBD% due 06/21/2019 ∎		25,200	25,105
BMC Software Finance, Inc.
5.492% due 09/10/2022		5,315	5,354
California Resources Corp.
6.962% due 12/31/2022 «		50	51
CenturyLink, Inc.
4.992% due 01/31/2025		1,025	1,020
Community Health Systems, Inc.
5.563% due 01/27/2021		2,969	2,932
Concordia International Corp.
TBD% due 09/06/2024		8,200	8,077
Drillship Kithira Owners, Inc.
8.000% due 09/20/2024 «		15,895	16,749
Dubai World
1.750% - 2.000% due 09/30/2022		41,877	39,434
Energizer Holdings. Inc.
TBD% due 05/18/2019 ∎		500	501
Envision Healthcare Corp.
TBD% due 09/26/2025		2,650	2,643
Financial & Risk U.S. Holdings, Inc.
TBD% due 09/14/2025	EUR	2,800	3,276
TBD% due 09/17/2025		$3,300	3,297
Forbes Energy Services LLC
5.000% - 9.000% due 04/13/2021		2,023	2,044
FrontDoor, Inc.
4.750% due 08/14/2025		140	141
Frontier Communications Corp.
6.000% due 06/15/2024		6,138	6,036
Genworth Financial, Inc.
6.648% due 03/07/2023		170	173
Herbalife Nutition LLC
5.492% due 08/09/2025		300	303
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(e)		36,475	27,273
IRB Holding Corp.
3.250% - 5.460% due 02/05/2025		199	200
Klockner-Pentaplast of America, Inc.
4.750% due 06/30/2022	EUR	350	386
Marriott Ownership Resorts, Inc.
4.492% due 08/29/2025		$200	202
McDermott Technology Americas, Inc.
7.242% due 05/12/2025		10,982	11,136
MH Sub LLC
5.915% due 09/13/2024		604	609
Ministry of Finance of Tanzania
7.825% due 12/10/2019 «		860	854
Multi Color Corp.
4.492% due 10/31/2024		86	87
Neiman Marcus Group Ltd.
5.370% due 10/25/2020		6,210	5,777
Parexel International Corp.
4.992% due 09/27/2024		307	305
PetSmart, Inc.
5.120% due 03/11/2022		1,037	913
Ply Gem Industries, Inc.
6.087% due 04/12/2025		998	1,005
Preylock Reitman Santa Cruz Mezz LLC
7.633% (LIBOR03M + 5.500%) due 11/09/2022 †«~(l)		31,560	31,615
Sequa Mezzanine Holdings LLC
7.186% due 11/28/2021		1,136	1,118
11.200% due 04/28/2022 «		36,300	35,937

Sigma Bidco BV
3.500% due 07/02/2025	EUR	1,000	1,160
Stars Group Holdings BV
5.886% due 07/10/2025		$499	504
Syniverse Holdings, Inc.
7.148% due 03/09/2023		299	300
TerraForm Power Operating LLC
4.216% due 11/08/2022		99	100
Traverse Midstream Partners LLC
6.600% due 09/27/2024		147	148
Verifone Systems, Inc.
6.322% due 08/20/2025		600	605
Verscend Holding Corp.
6.742% due 08/27/2025		700	704
West Corp.
6.242% due 10/10/2024		99	99
Westmoreland Coal Co.
4.077% - 10.562% due 05/21/2019 ∎		7,117	7,259

Total Loan Participations and Assignments (Cost $259,942)			251,916

CORPORATE BONDS & NOTES 38.3%
BANKING & FINANCE 14.9%
AGFC Capital Trust
4.089% (US0003M + 1.750%) due 01/15/2067 ~(n)		20,300	10,556
Ally Financial, Inc.
8.000% due 11/01/2031		36	44
Ambac LSNI LLC
7.396% due 02/12/2023 •(n)		2,064	2,093
Ardonagh Midco PLC
8.375% due 07/15/2023 (n)	GBP	36,950	46,966
8.375% due 07/15/2023		2,000	2,542
Athene Holding Ltd.
4.125% due 01/12/2028 (n)		$282	264
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023 (n)		941	957
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028 (n)		690	668
5.000% due 04/20/2048 (n)		402	375
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(j)(k)	EUR	200	242
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)		15,000	5,312
Barclays PLC
3.250% due 01/17/2033	GBP	1,000	1,182
6.500% due 09/15/2019 •(j)(k)	EUR	300	360
7.250% due 03/15/2023 •(j)(k)(n)	GBP	47,451	64,045
7.750% due 09/15/2023 •(j)(k)(n)		$5,000	5,025
7.875% due 09/15/2022 •(j)(k)(n)	GBP	3,400	4,700
BNP Paribas S.A.
7.000% due 08/16/2028 •(j)(k)		$500	505
Brookfield Finance, Inc.
3.900% due 01/25/2028 (n)		476	453
4.700% due 09/20/2047 (n)		406	390
CBL & Associates LP
5.950% due 12/15/2026		578	481
Credit Suisse Group AG
7.250% due 09/12/2025 •(j)(k)		560	564
7.500% due 07/17/2023 •(j)(k)(n)		1,600	1,650
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	1,574	1,727
Equinix, Inc.
2.875% due 03/15/2024		800	942
2.875% due 10/01/2025		100	115
2.875% due 02/01/2026		1,000	1,147
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (n)		$1,470	1,463
6.750% due 03/15/2022 (n)		1,870	1,924
Freedom Mortgage Corp.
8.250% due 04/15/2025		336	328
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		600	606
High Street Funding Trust
4.682% due 02/15/2048		100	99
HSBC Holdings PLC
5.875% due 09/28/2026 •(j)(k)	GBP	1,200	1,576
6.500% due 03/23/2028 •(j)(k)		$2,670	2,580
Hunt Cos., Inc.
6.250% due 02/15/2026		136	127
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021 (n)		69,440	69,961

iStar, Inc.
4.625% due 09/15/2020		71	71
5.250% due 09/15/2022		255	252
Jefferies Finance LLC
6.875% due 04/15/2022 (n)		2,200	2,222
7.250% due 08/15/2024 (n)		400	390
7.375% due 04/01/2020 (n)		900	919
7.500% due 04/15/2021 (n)		16,104	16,547
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		358	354
Legg Mason PT
7.130% due 01/10/2021 «		9,703	9,702
Life Storage LP
3.875% due 12/15/2027 (n)		152	143
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(j)(k)	GBP	2,280	3,222
7.875% due 06/27/2029 •(j)(k)(n)		24,586	36,589
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (n)		$7,600	7,699
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		1,000	1,009
MetLife, Inc.
5.875% due 03/15/2028 •(j)		46	47
Nationstar Mortgage LLC
6.500% due 07/01/2021 (n)		3,991	4,006
Nationwide Building Society
10.250% ~(j)	GBP	177	34,523
Navient Corp.
5.875% due 03/25/2021		$132	136
6.500% due 06/15/2022 (n)		4,410	4,586
7.250% due 01/25/2022 (n)		3,400	3,600
8.000% due 03/25/2020 (n)		9,500	10,065
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		236	241
Pinnacol Assurance
8.625% due 06/25/2034 «(l)		23,200	24,212
Provident Funding Associates LP
6.375% due 06/15/2025		136	137
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(j)(k)(n)		13,143	13,488
8.000% due 08/10/2025 •(j)(k)(n)		6,627	7,037
8.625% due 08/15/2021 •(j)(k)(n)		4,500	4,832
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(k)(n)	GBP	23,460	31,563
7.375% due 06/24/2022 •(j)(k)		500	686
Societe Generale S.A.
6.750% due 04/06/2028 •(j)(k)		$850	794
7.375% due 12/31/2099 (c)(k)		3,300	3,288
Springleaf Finance Corp.
6.875% due 03/15/2025 (n)		565	566
7.750% due 10/01/2021 (n)		3,650	3,958
Stearns Holdings LLC
9.375% due 08/15/2020 (n)		855	842
UBS Group Funding Switzerland AG
5.750% due 02/19/2022 •(j)(k)(n)	EUR	3,600	4,639
Unigel Luxembourg S.A.
10.500% due 01/22/2024 (n)		$3,140	3,211
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (n)	GBP	6,930	9,994
7.395% due 03/28/2024		6,155	8,900
WeWork Cos., Inc.
7.875% due 05/01/2025		$306	299

			486,738

INDUSTRIALS 19.3%
AA Bond Co. Ltd.
2.750% due 07/31/2043	GBP	4,500	5,460
Air Canada Pass-Through Trust
3.700% due 07/15/2027		$126	122
Altice Financing S.A.
6.625% due 02/15/2023 (n)		13,595	13,731
Altice France S.A.
5.875% due 02/01/2027	EUR	4,800	5,825
6.250% due 05/15/2024		$350	347
8.125% due 02/01/2027 (n)		5,700	5,871
Altice Luxembourg S.A.
7.250% due 05/15/2022 (n)	EUR	3,200	3,713
Arrow Electronics, Inc.
3.250% due 09/08/2024 (n)		$274	259
Associated Materials LLC
9.000% due 01/01/2024 (n)		47,685	49,831
Bacardi Ltd.
4.450% due 05/15/2025 (n)		500	499
4.700% due 05/15/2028 (n)		700	696

Baffinland Iron Mines Corp.
8.750% due 07/15/2026 (n)		7,500	7,556
Banff Merger Sub, Inc.
9.750% due 09/01/2026 (n)		685	697
BMC Software Finance, Inc.
8.125% due 07/15/2021 (n)		32,050	32,798
Caesars Resort Collection LLC
5.250% due 10/15/2025		40	38
Centene Corp.
5.375% due 06/01/2026		74	76
Charles River Laboratories International, Inc.
5.500% due 04/01/2026		142	144
Charter Communications Operating LLC
4.200% due 03/15/2028 (n)		720	690
Cheniere Energy Partners LP
5.250% due 10/01/2025		173	173
Chesapeake Energy Corp.
5.589% (US0003M + 3.250%) due 04/15/2019 ~		134	135
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022 (n)		3,530	3,620
7.625% due 03/15/2020 (n)		28,350	28,527
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		178	176
Community Health Systems, Inc.
5.125% due 08/01/2021 (n)		21,409	20,927
6.250% due 03/31/2023 (n)		59,592	56,836
8.625% due 01/15/2024 (n)		1,921	1,995
CSN Islands Corp.
6.875% due 09/21/2019 (n)		1,240	1,238
CSN Resources S.A.
6.500% due 07/21/2020 (n)		12,580	12,253
Diamond Resorts International, Inc.
7.750% due 09/01/2023		35	36
10.750% due 09/01/2024 (n)		16,800	16,548
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (n)		16,047	16,569
EI Group PLC
6.875% due 05/09/2025 (n)	GBP	2,210	3,163
EMC Corp.
2.650% due 06/01/2020		$19	19
Enterprise Merger Sub, Inc.
8.750% due 10/15/2026 ∎(c)		27,000	27,000
Exela Intermediate LLC
10.000% due 07/15/2023 (n)		618	662
Financial & Risk U.S. Holdings, Inc.
4.500% due 05/15/2026 (c)	EUR	1,100	1,277
6.250% due 05/15/2026 (c)		$870	871
6.875% due 11/15/2026 (c)	EUR	200	234
8.250% due 11/15/2026 (c)		$320	319
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (n)		8,692	7,986
6.875% due 03/01/2026 (n)		9,630	8,775
7.000% due 02/15/2021 (n)		3,250	3,220
Fresh Market, Inc.
9.750% due 05/01/2023 (n)		21,546	16,160
frontdoor, Inc.
6.750% due 08/15/2026		382	394
Frontier Finance PLC
8.000% due 03/23/2022 (n)	GBP	24,200	32,533
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$1,786	1,738
General Electric Co.
5.000% due 01/21/2021 •(j)		899	878
GLP Capital LP
5.250% due 06/01/2025		70	71
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026 (n)		738	737
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		7,100	5,378
9.000% due 03/01/2021 ^(e)		48,270	36,203
9.000% due 09/15/2022 ^(e)		2,100	1,593
11.250% due 03/01/2021 ^(e)		10,530	7,976
IHS Markit Ltd.
4.000% due 03/01/2026		25	24
Intelsat Connect Finance S.A.
9.500% due 02/15/2023 (n)		1,479	1,477
Intelsat Jackson Holdings S.A.
7.500% due 04/01/2021 (n)		6,285	6,395
8.000% due 02/15/2024 (n)		1,383	1,459
8.500% due 10/15/2024		12,490	12,615
9.750% due 07/15/2025 (n)		614	652
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (n)		20,527	20,014
8.125% due 06/01/2023 (n)		1,289	1,150

International Game Technology PLC
6.250% due 01/15/2027		3,337	3,387
InterXion Holding NV
4.750% due 06/15/2025	EUR	200	244
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023 (n)		$4,800	4,536
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (n)		4,352	3,697
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026 (n)		538	554
Metinvest BV
7.750% due 04/23/2023 (n)		800	770
8.500% due 04/23/2026 (n)		5,400	5,159
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (h)(j)		4,070	73
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (n)		5,449	5,351
Pacific Drilling First Lien Escrow Issuer Ltd.
8.375% due 10/01/2023		1,532	1,586
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021 (n)		430	420
4.500% due 03/15/2023 (n)		856	838
5.250% due 08/15/2022 (n)		20,007	20,282
5.500% due 02/15/2024 (n)		8,588	8,813
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		700	699
Petroleos Mexicanos
6.500% due 03/13/2027 (n)		930	952
6.750% due 09/21/2047		260	249
PetSmart, Inc.
5.875% due 06/01/2025		496	409
Platin GmbH
6.875% due 06/15/2023	EUR	2,300	2,690
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(d)(e)		$451	220
QVC, Inc.
5.950% due 03/15/2043 (n)		4,700	4,270
Radiate Holdco LLC
6.875% due 02/15/2023		360	348
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		44	45
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	155
Safeway, Inc.
7.250% due 02/01/2031		$1,200	1,149
Sands China Ltd.
4.600% due 08/08/2023 (n)		1,200	1,203
5.125% due 08/08/2025 (n)		1,300	1,299
5.400% due 08/08/2028 (n)		2,000	1,995
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	210	233
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		$128	132
SoftBank Group Corp.
4.000% due 04/20/2023 (n)	EUR	29,900	36,614
Starfruit Finco BV
6.500% due 10/01/2026 (c)		300	353
8.000% due 10/01/2026 (c)		$450	457
Sunoco LP
4.875% due 01/15/2023		346	343
Syngenta Finance NV
4.441% due 04/24/2023		300	298
4.892% due 04/24/2025		300	295
5.182% due 04/24/2028 (n)		700	671
T-Mobile USA, Inc.
4.750% due 02/01/2028		108	102
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	1,600	1,939
Transocean Pontus Ltd.
6.125% due 08/01/2025 (n)		$824	839
Triumph Group, Inc.
4.875% due 04/01/2021		638	619
5.250% due 06/01/2022		136	129
United Group BV
4.375% due 07/01/2022	EUR	390	467
4.875% due 07/01/2024		430	515
Univision Communications, Inc.
5.125% due 05/15/2023		$588	564
5.125% due 02/15/2025 (n)		2,108	1,976
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	990	1,148
Verscend Escrow Corp.
9.750% due 08/15/2026 (n)		$6,598	6,821

ViaSat, Inc.
5.625% due 09/15/2025 (n)		496	471
VOC Escrow Ltd.
5.000% due 02/15/2028		295	285
WellCare Health Plans, Inc.
5.375% due 08/15/2026 (n)		448	457
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(e)		31,910	8,775
Wind Tre SpA
2.625% due 01/20/2023	EUR	1,000	1,097
2.750% due 01/20/2024 •		500	543
3.125% due 01/20/2025		650	691
5.000% due 01/20/2026 (n)		$600	525
Wynn Macau Ltd.
4.875% due 10/01/2024 (n)		400	378
5.500% due 10/01/2027		400	376
Yellowstone Energy LP
5.750% due 12/31/2026 «		3,745	3,983

			631,848

UTILITIES 4.1%
AT&T, Inc.
4.900% due 08/15/2037 (n)		1,904	1,824
5.450% due 03/01/2047		290	291
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (d)(n)		11,651	11,798
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037		300	336
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 (n)		7,782	7,655
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		2,118	1,256
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 (n)		34,345	32,542
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)(n)		19,259	5,633
Petrobras Global Finance BV
5.375% due 10/01/2029 (n)	GBP	2,320	2,766
5.999% due 01/27/2028 (n)		$8,935	8,260
6.125% due 01/17/2022 (n)		9,114	9,432
6.250% due 12/14/2026 (n)	GBP	9,298	12,273
6.625% due 01/16/2034 (n)		11,017	14,013
7.375% due 01/17/2027 (n)		$3,946	4,002
Rio Oil Finance Trust
9.250% due 07/06/2024 (n)		15,510	16,552
9.750% due 01/06/2027 (n)		3,820	4,113

			132,746

Total Corporate Bonds & Notes (Cost $1,301,437)			1,251,332

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Caesars Entertainment Corp.
5.000% due 10/01/2024		2,952	4,815

Total Convertible Bonds & Notes (Cost $5,509)			4,815

MUNICIPAL BONDS & NOTES 1.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		350	348
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		580	620
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		145	154
7.350% due 07/01/2035		115	127
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		1,360	1,308

			2,557

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,140	1,160

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036 «		6,325	5,908

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	95	94

WEST VIRGINIA 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	231,485	14,054
7.467% due 06/01/2047	13,825	13,840

		27,894

Total Municipal Bonds & Notes (Cost $34,828)		37,613

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
3.000% due 01/25/2042 (a)(n)	1,019	97
3.500% due 08/25/2032 (a)(n)	2,287	329
3.784% due 08/25/2038 •(a)	925	91
3.930% due 10/25/2042 •	2,795	2,483
3.934% due 02/25/2043 •(a)(n)	4,669	486
4.424% due 12/25/2036 •(a)(n)	3,386	439
5.766% due 07/25/2029 •	4,480	4,896
7.966% due 07/25/2029 •(n)	6,000	7,290
Freddie Mac
0.000% due 04/25/2045 - 11/25/2050 (b)(h)(n)	149,607	104,624
0.100% due 02/25/2046 - 11/25/2050 (a)	1,463,781	5,799
0.200% due 04/25/2045 (a)	29,734	24
2.080% due 11/25/2045 ~(a)(n)	51,924	7,435
4.000% due 03/15/2027 (a)	805	85
4.042% due 09/15/2042 •(a)	1,623	178
4.342% due 12/15/2034 •(a)	1,379	67
7.366% due 10/25/2029 •	10,650	12,527
11.216% due 03/25/2029 •	4,789	5,758
11.864% due 12/25/2045 •	4,173	4,145
12.716% due 10/25/2028 •	997	1,336
12.966% due 03/25/2025 •	7,135	9,810
Ginnie Mae
3.500% due 06/20/2042 (a)(n)	1,110	179
3.955% due 08/20/2042 •(a)(n)	3,083	532
4.085% due 12/20/2040 •(a)(n)	2,932	356
4.542% due 08/16/2039 •(a)(n)	2,964	227

Total U.S. Government Agencies (Cost $158,708)		169,193

NON-AGENCY MORTGAGE-BACKED SECURITIES 47.2%
Adjustable Rate Mortgage Trust
2.366% due 03/25/2037 •	1,789	1,738
2.476% due 03/25/2036 •(n)	5,416	3,951
4.236% due 03/25/2037 ~(n)	4,418	4,049
5.569% due 11/25/2037 ^~	1,393	1,276
American Home Mortgage Investment Trust
6.600% due 01/25/2037 Ø	5,066	2,288
ASG Resecuritization Trust
2.901% due 01/28/2037 ~(n)	16,196	13,432
6.000% due 06/28/2037 ~(n)	38,602	28,736
Banc of America Alternative Loan Trust
6.000% due 07/25/2035 ^	121	121
6.000% due 04/25/2036	1,364	1,281
6.000% due 07/25/2046 ^	1,556	1,397
6.500% due 02/25/2036 ^	2,745	2,661
12.065% due 09/25/2035 ^•	358	392
Banc of America Funding Trust
0.000% due 11/26/2036 ~(n)	32,519	6,739
2.426% due 04/25/2037 ^•	2,122	1,754
4.109% due 09/20/2037 ~	848	641
4.197% due 09/20/2046 ~	2,960	2,850
4.424% due 09/20/2047 ^~	397	356
4.490% due 04/20/2035 ^~	2,903	2,654
5.264% due 08/26/2036 ~	5,901	5,028
6.000% due 10/25/2037 ^	5,514	4,130
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	1,507	1,452
5.750% due 05/25/2037 ^	1,233	1,075
6.000% due 10/25/2036 ^	183	177
Bancorp Commercial Mortgage Trust
5.881% due 08/15/2032 •(n)	3,470	3,526
Barclays Commercial Mortgage Securities Trust
7.158% due 08/15/2027 •(n)	24,090	23,819
Bayview Commercial Asset Trust
2.436% due 03/25/2037 •	226	218
2.446% due 12/25/2036 •	328	317
2.646% due 08/25/2034 •	150	149

BCAP LLC
6.000% due 10/26/2037 ~	4,626	4,273
6.316% due 07/26/2036 ~	788	820
BCAP LLC Trust
2.245% due 05/26/2036 •	6,163	5,706
2.295% due 02/26/2037 ~(n)	19,293	14,092
2.447% due 02/26/2047 •(n)	21,197	17,560
2.565% due 05/26/2035 •	7,254	5,787
3.650% due 03/26/2037 ~	2,191	1,923
3.698% due 03/27/2037 ~	7,937	6,020
3.846% due 07/26/2036 ~	977	893
3.884% due 07/26/2036 ~	4,532	4,282
5.500% due 12/26/2035 ~(n)	12,448	10,941
5.997% due 06/26/2037 ~(n)	6,602	6,668
6.284% due 11/26/2035 ~	3,073	3,134
11.487% due 01/26/2036 ~	14,171	3,552
Bear Stearns Adjustable Rate Mortgage Trust
4.164% due 02/25/2036 ^~	1,309	1,241
Bear Stearns ALT-A Trust
2.556% due 08/25/2036 •(n)	33,005	25,717
2.716% due 01/25/2036 ^•(n)	10,782	11,370
3.341% due 03/25/2035 •(n)	7,189	6,455
3.519% due 04/25/2037 ~(n)	7,321	5,975
3.640% due 08/25/2046 ~	4,942	4,712
3.813% due 12/25/2046 ^~(n)	5,925	4,997
3.884% due 07/25/2036 ~(n)	54,987	32,231
3.888% due 03/25/2036 ~	2,798	2,091
4.162% due 09/25/2035 ^~(n)	7,000	5,090
Bear Stearns Asset-Backed Securities Trust
6.000% due 12/25/2035 ^	570	515
Bear Stearns Commercial Mortgage Securities Trust
5.911% due 04/12/2038 ~	1,120	1,117
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036 Ø(n)	3,862	3,497
BSPRT Issuer Ltd.
6.408% due 06/15/2027 •	12,900	13,065
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~(n)	533	392
CD Mortgage Trust
5.688% due 10/15/2048	19,940	10,272
Citigroup Commercial Mortgage Trust
5.779% due 12/10/2049 ~(n)	15,189	10,414
Citigroup Mortgage Loan Trust
2.081% due 03/25/2037 ^~	2,287	2,231
3.413% due 07/25/2036 ^~	3,338	2,565
3.474% due 03/25/2037 ~	4,179	3,705
3.585% due 04/25/2037 ^~	686	598
4.120% due 08/25/2037 ~	3,744	2,715
4.144% due 08/25/2034 ~	6,115	5,146
5.500% due 12/25/2035	3,873	3,211
6.000% due 07/25/2036	5,350	3,923
6.500% due 09/25/2036	1,650	1,353
Commercial Mortgage Loan Trust
6.253% due 12/10/2049 ~(n)	19,040	11,775
Commercial Mortgage Trust
4.000% due 07/10/2046	8,000	6,863
5.377% due 12/10/2046	209	211
5.505% due 03/10/2039 ~	939	612
5.928% due 07/10/2038 ~(n)	10,700	9,861
6.603% due 06/10/2036 ~(n)	2,850	2,831
Countrywide Alternative Loan Resecuritization Trust
4.068% due 03/25/2047 ~	1,359	1,354
7.000% due 01/25/2037	6,171	3,033
Countrywide Alternative Loan Trust
2.355% due 03/20/2047 •	879	760
2.396% due 05/25/2036 •(n)	19,661	15,175
2.426% due 08/25/2047 ^•	1,785	1,604
2.436% due 05/25/2047 •(n)	15,308	10,042
2.446% due 03/25/2036 •(n)	20,178	17,731
2.465% due 11/20/2035 •	220	213
2.476% due 07/25/2036 •(n)	9,141	7,383
2.916% due 10/25/2035 ^•	1,170	997
3.155% due 07/20/2035 ^•(n)	14,656	12,307
3.598% due 05/25/2036 ~(n)	8,128	7,243
5.500% due 11/25/2035	2,357	1,831
5.500% due 02/25/2036 ^	1,652	1,460
5.500% due 02/25/2036 (n)	1,789	1,630
5.500% due 05/25/2036 ^(n)	1,879	1,755
5.500% due 05/25/2036 (n)	5,790	5,405
6.000% due 03/25/2035 ^	428	329
6.000% due 04/25/2036	766	586
6.000% due 01/25/2037 ^(n)	1,333	1,284
6.000% due 02/25/2037 ^	1,986	1,365
6.000% due 04/25/2037 ^(n)	6,268	4,677
6.250% due 12/25/2036 ^•	752	570
13.707% due 07/25/2035 •	131	143

Countrywide Asset-Backed Certificates
2.456% due 04/25/2036 •		711	577
Countrywide Home Loan Mortgage Pass-Through Trust
3.567% due 05/20/2036 ^~		2,602	2,138
4.073% due 09/20/2036 ~		4,966	4,336
4.086% due 03/25/2046 ^•(n)		55,227	36,695
Credit Suisse Commercial Mortgage Trust
5.881% due 02/15/2039 ~(n)		6,151	6,204
Credit Suisse First Boston Mortgage Securities Corp.
4.952% due 07/15/2037 ~(n)		4,620	4,737
5.100% due 08/15/2038 ~		3,400	3,293
6.000% due 01/25/2036		373	336
Credit Suisse Mortgage Capital Certificates
2.565% due 11/30/2037 ~		10,750	9,498
2.903% due 11/27/2037 •		9,777	5,550
3.250% due 12/29/2037 ~		5,110	4,239
3.326% due 05/27/2036 ~(n)		9,367	7,453
3.483% due 10/26/2036 ~(n)		21,795	20,664
3.507% due 05/26/2036 ~(n)		9,126	7,037
3.833% due 04/28/2037 ~		6,223	5,417
3.890% due 09/26/2047 ~(n)		24,992	17,316
4.001% due 11/25/2037 •(n)		11,541	8,775
5.750% due 05/26/2037 (n)		26,131	23,363
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		841	700
6.000% due 07/25/2036 (n)		1,885	1,569
6.500% due 05/25/2036 ^		3,398	2,441
DBUBS Mortgage Trust
4.652% due 11/10/2046 (n)		19,203	15,051
Debussy DTC PLC
5.930% due 07/12/2025 (n)	GBP	55,000	71,615
8.250% due 07/12/2025		10,000	12,904
Deutsche ALT-A Securities, Inc.
2.516% due 04/25/2037 •(n)		$8,134	5,431
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035 ^		699	634
Epic Drummond Ltd.
0.044% due 01/25/2022 •(n)	EUR	3,514	4,062
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	4	6,719
0.521% due 03/13/2045 •	EUR	7,067	6,331
1.100% due 06/13/2045 •	GBP	1,594	1,830
1.800% (BP0003M + 1.000%) due 06/13/2045 ~		16,899	21,146
2.050% (BP0003M + 1.250%) due 06/13/2045 ~		17,436	21,560
2.400% due 09/13/2045 •		15,406	19,347
2.550% (BP0003M + 1.750%) due 06/13/2045 ~		10,732	13,029
3.050% due 09/13/2045 •		10,990	13,745
4.300% (BP0003M + 3.500%) due 06/13/2045 ~		3,807	4,726
4.650% due 09/13/2045 •		9,132	12,502
First Horizon Alternative Mortgage Securities Trust
0.000% due 02/25/2020 (b)(h)		$6	6
0.000% due 05/25/2020 (b)(h)		11	8
0.000% due 03/25/2035 (b)(h)		96	81
First Horizon Mortgage Pass-Through Trust
4.024% due 05/25/2037 ^~(n)		6,177	5,125
Fondo de Titulizacion de Activos UCI
0.000% due 06/16/2049 •	EUR	3,272	3,608
GC Pastor Hipotecario FTA
0.000% due 06/21/2046 •(n)		26,290	26,611
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~(n)		$8,310	8,293
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	9,383	9,968
GS Mortgage Securities Corp.
4.744% due 10/10/2032 ~(n)		$28,657	25,869
GSC Capital Corp. Mortgage Trust
2.396% due 05/25/2036 ^•(n)		2,812	2,512
HarborView Mortgage Loan Trust
2.868% due 06/19/2045 ^•		1,281	860
Hipocat FTA
0.000% due 01/15/2050 •	EUR	3,740	4,255
HomeBanc Mortgage Trust
3.597% due 04/25/2037 ^~(n)		$6,978	6,336
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^(n)		10,763	9,805
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043 •(n)	EUR	32,673	33,818
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044 •		1,009	1,070
Impac Secured Assets Trust
2.386% due 01/25/2037 •(n)		$3,888	3,763

IndyMac Mortgage Loan Trust
2.426% due 11/25/2036 •		245	239
3.655% due 11/25/2035 ^~		4,572	4,246
3.898% due 06/25/2036 ~		1,217	1,158
Jefferies Resecuritization Trust
6.000% due 12/26/2036 ~		3,941	1,941
JPMorgan Alternative Loan Trust
2.565% due 06/27/2037 •(n)		12,736	11,462
3.573% due 11/25/2036 ^~		987	1,032
3.835% due 05/25/2036 ^~		930	754
6.000% due 12/25/2035 ^		1,175	1,141
10.484% due 06/27/2037 ~(n)		14,316	9,382
JPMorgan Chase Commercial Mortgage Securities Trust
5.010% due 07/15/2042 ~		2,217	2,242
5.585% due 10/15/2032 •		4,700	4,602
5.771% due 01/12/2043 ~(n)		3,092	3,133
6.051% due 06/12/2041 ~		10,975	10,922
JPMorgan Resecuritization Trust
4.386% due 03/21/2037 ~		5,256	4,609
6.000% due 09/26/2036		2,579	2,195
6.500% due 04/26/2036 ~		6,270	3,467
Lansdowne Mortgage Securities PLC
0.021% due 09/16/2048 •	EUR	10,522	11,133
Lavender Trust
6.250% due 10/26/2036		$5,311	4,312
LB-UBS Commercial Mortgage Trust
5.959% due 02/15/2040 ~(n)		4,892	4,885
6.416% due 06/15/2038 ~		426	436
Lehman Mortgage Trust
6.000% due 01/25/2038 ^		2,912	3,017
Lehman XS Trust
3.116% due 08/25/2047 •		530	459
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 ^		3,631	3,558
Merrill Lynch Mortgage Investors Trust
3.571% due 03/25/2036 ^~		12,037	9,208
Morgan Stanley Capital Trust
5.399% due 12/15/2043		2,878	2,220
6.313% due 08/12/2041 ~(n)		7,225	7,452
6.328% due 06/11/2049 ~(n)		2,392	2,414
Morgan Stanley Mortgage Loan Trust
2.386% due 05/25/2036 •		184	77
3.993% due 05/25/2036 ^~(n)		2,715	2,103
5.962% due 06/25/2036 ~		2,292	1,030
Morgan Stanley Re-REMIC Trust
3.009% due 02/26/2037 •		4,885	4,261
3.724% due 03/26/2037 Ø		2,938	2,515
Morgan Stanley Resecuritization Trust
4.125% due 06/26/2035 ~(n)		10,980	8,232
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «(n)		5,231	4,865
Motel 6 Trust
9.085% due 08/15/2019 •(n)		41,781	42,500
Natixis Commercial Mortgage Securities Trust
4.408% due 11/15/2034 •		5,611	5,634
5.158% due 11/15/2034 •		7,294	7,337
6.158% due 11/15/2034 •		3,163	3,169
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 ^(b)(h)		7	6
RBSSP Resecuritization Trust
4.574% due 09/26/2035 ~		7,667	5,861
6.000% due 06/26/2037 ~		1,856	1,561
7.385% due 06/26/2037 ~		657	575
Residential Accredit Loans, Inc. Trust
2.366% due 02/25/2037 •		671	629
6.000% due 12/25/2035 ^(n)		2,968	2,869
6.000% due 11/25/2036 ^		3,636	3,257
6.250% due 02/25/2037 ^(n)		4,713	4,337
6.500% due 09/25/2037 ^		1,712	1,513
Residential Asset Mortgage Products Trust
8.000% due 05/25/2032		848	698
Residential Asset Securitization Trust
6.000% due 05/25/2036		1,120	1,096
6.000% due 02/25/2037 ^		222	168
6.000% due 03/25/2037 ^		3,087	2,022
6.250% due 10/25/2036 ^		126	125
RiverView HECM Trust
3.080% due 05/25/2047 «•(n)		18,190	16,598
Sequoia Mortgage Trust
3.127% due 02/20/2034 •		518	499
4.020% due 09/20/2032 ~		583	572
Structured Adjustable Rate Mortgage Loan Trust
4.166% due 04/25/2036 ^~		242	356

Structured Asset Mortgage Investments Trust
2.426% due 05/25/2036 •		36	34
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035 ^		1,490	1,080
Suntrust Adjustable Rate Mortgage Loan Trust
3.627% due 02/25/2037 ^~(n)		5,934	5,730
Theatre Hospitals PLC
3.753% due 10/15/2031 •(n)	GBP	36,604	46,438
4.503% due 10/15/2031 •		1,739	2,201
Wachovia Bank Commercial Mortgage Trust
5.691% due 10/15/2048 ~(n)		$4,982	5,049
5.720% due 10/15/2048 ~(n)		600	595
WaMu Mortgage Pass-Through Certificates Trust
2.518% due 07/25/2046 •		326	322
3.939% due 08/25/2036 ^~		2,471	2,417
Warwick Finance Residential Mortgages PLC
0.000% due 09/21/2049 ~	GBP	0	136,354
0.000% due 12/21/2049 (h)		0	1,987
1.604% due 12/21/2049 •		23,123	29,944
2.304% due 12/21/2049 •		2,261	2,968
2.804% due 12/21/2049 •		1,130	1,489
3.304% due 12/21/2049 •		646	853
3.804% due 12/21/2049 •		646	854
Washington Mutual Mortgage Pass-Through Certificates Trust
2.456% due 01/25/2047 ^•		$2,424	2,220
2.842% (12MTA + 0.970%) due 06/25/2046 ~(n)		9,022	5,595
5.750% due 11/25/2035 ^		1,822	1,736
5.967% due 05/25/2036 ^Ø(n)		7,400	6,520
Wells Fargo Mortgage Loan Trust
3.811% due 03/27/2037 ~(n)		7,651	6,788

Total Non-Agency Mortgage-Backed Securities (Cost $1,471,998)			1,539,702

ASSET-BACKED SECURITIES 61.0%
Aames Mortgage Investment Trust
3.206% due 07/25/2035 •(n)		19,113	19,118
ACE Securities Corp. Home Equity Loan Trust
2.326% due 12/25/2036 •(n)		25,644	10,306
2.836% due 02/25/2036 ^•(n)		6,168	5,814
3.311% due 07/25/2035 ^•		17,938	12,640
Adagio CLO DAC
1.000% due 04/30/2031 ~	EUR	1,800	1,779
Aegis Asset-Backed Securities Trust
2.696% due 06/25/2035 •(n)		$12,094	10,793
Airspeed Ltd.
2.428% due 06/15/2032 •		16,171	15,086
American Money Management Corp. CLO Ltd.
8.399% due 04/14/2029 •(n)		6,100	6,117
9.307% due 12/09/2026 •		10,000	10,100
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.826% due 09/25/2035 •(n)		13,750	13,193
4.166% due 09/25/2032 •		1,148	1,138
Arbor Realty Commercial Real Estate Notes Ltd.
6.658% due 04/15/2027 •		5,300	5,418
Argent Securities Trust
2.316% due 06/25/2036 •		2,089	794
2.336% due 04/25/2036 •		1,206	515
2.366% due 06/25/2036 •		4,382	1,669
2.366% due 09/25/2036 •		9,155	3,945
2.406% due 03/25/2036 •(n)		12,976	7,993
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.536% due 01/25/2036 •(n)		17,172	15,844
2.596% due 02/25/2036 •(n)		33,682	26,492
2.676% due 11/25/2035 •(n)		5,851	4,952
3.491% due 11/25/2034 •(n)		9,031	8,377
Asset-Backed Funding Certificates Trust
3.041% due 07/25/2035 •(n)		7,400	7,087
3.266% due 03/25/2034 •		1,080	1,011
Asset-Backed Securities Corp. Home Equity Loan Trust
4.259% due 08/15/2033 •		600	597
Banco Bilbao Vizcaya Argentaria S.A.
0.331% due 03/22/2046 «•	EUR	1,252	1,075
Bear Stearns Asset-Backed Securities Trust
2.356% due 12/25/2036 •(n)		$17,075	18,094
3.416% due 07/25/2035 •(n)		39,756	38,500
3.716% due 10/27/2032 •		272	268
3.989% due 10/25/2036 ~		496	462
4.091% due 12/25/2034 •(n)		18,650	18,045
C-BASS CBO Corp.
2.573% due 09/06/2041 •		65,385	6,878
California Republic Auto Receivables Trust
0.000% due 04/15/2025 «(h)		10,100	10,577
Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		2,900	2,321

Carrington Mortgage Loan Trust
2.296% due 10/25/2036 •		1,004	762
2.476% due 02/25/2037 •(n)		8,300	7,741
2.636% due 02/25/2037 •(n)		13,201	10,033
3.266% due 05/25/2035 •		4,400	4,345
Cavendish Square Funding PLC
0.621% due 02/11/2055 •	EUR	1,500	1,688
1.531% due 02/11/2055 •		3,500	3,992
CIFC Funding Ltd.
0.000% due 05/24/2026 ~		$3,390	2,336
Citigroup Mortgage Loan Trust
2.356% due 01/25/2037 •(n)		27,569	24,473
2.366% due 12/25/2036 •(n)		24,073	12,616
2.376% due 09/25/2036 •(n)		17,863	13,632
2.416% due 05/25/2037 •		715	522
2.436% due 12/25/2036 •		4,848	2,566
2.916% due 11/25/2046 •		4,867	3,726
6.351% due 05/25/2036 ^Ø		2,942	1,737
Conseco Finance Securitizations Corp.
9.546% due 12/01/2033 ~(n)		6,480	6,922
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	3,223
3.600% due 11/27/2028		1,197	1,395
4.500% due 11/27/2028		1,047	1,222
6.200% due 11/27/2028		1,296	1,512
Coronado CDO Ltd.
3.821% due 09/04/2038 •		$26,800	19,157
6.000% due 09/04/2038		4,300	3,547
Countrywide Asset-Backed Certificates
2.346% due 12/25/2036 ^•(n)		31,035	28,637
2.356% due 06/25/2035 •(n)		64,098	58,725
2.356% due 03/25/2037 •(n)		21,025	19,442
2.356% due 07/25/2037 ^•(n)		10,691	9,508
2.356% due 06/25/2047 ^•(n)		47,097	43,386
2.376% due 05/25/2036 •(n)		8,018	7,132
2.416% due 06/25/2037 ^•(n)		20,335	18,346
2.436% due 05/25/2037 •(n)		10,900	10,406
2.436% due 08/25/2037 •(n)		26,000	23,076
2.436% due 05/25/2047 •(n)		17,951	17,005
2.436% due 06/25/2047 ^•(n)		19,000	15,475
2.446% due 04/25/2047 •(n)		35,000	26,656
2.456% due 03/25/2036 •(n)		32,064	28,946
2.506% due 10/25/2047 •(n)		59,229	49,922
2.606% due 04/25/2036 •(n)		8,762	7,928
2.666% due 03/25/2047 ^•		1,783	1,376
2.706% due 04/25/2036 •		15,850	10,233
2.766% due 05/25/2047 •		3,553	2,843
3.416% due 06/25/2033 •		128	115
4.709% due 10/25/2046 ^~		536	524
4.795% due 10/25/2032 ^~(n)		21,795	19,748
Countrywide Asset-Backed Certificates Trust
2.366% due 03/25/2047 •(n)		11,617	11,394
2.736% due 05/25/2036 •(n)		32,300	27,155
3.941% due 11/25/2034 •(n)		13,611	13,483
Crecera Americas LLC
4.567% due 08/31/2020 •		49,923	49,980
Credit-Based Asset Servicing & Securitization LLC
2.846% due 07/25/2035 •		3,000	2,758
ECAF Ltd.
4.947% due 06/15/2040		5,833	5,862
Encore Credit Receivables Trust
2.906% due 07/25/2035 •		421	409
Euromax ABS PLC
0.021% due 11/10/2095 •	EUR	6,000	6,465
FAB UK Ltd.
0.000% due 12/06/2045 ~	GBP	10,755	5,887
Fieldstone Mortgage Investment Trust
2.386% due 07/25/2036 •		$6,183	3,670
First Franklin Mortgage Loan Trust
0.000% due 04/25/2036 (h)(n)		8,040	7,028
2.456% due 04/25/2036 •(n)		6,825	6,020
2.596% due 02/25/2036 •		5,500	4,813
3.161% due 09/25/2035 •		6,110	4,785
3.191% due 05/25/2036 •(n)		14,523	7,773
Fremont Home Loan Trust
2.366% due 01/25/2037 •		3,733	2,197
2.456% due 02/25/2037 •		1,541	866
Glacier Funding CDO Ltd.
2.611% due 08/04/2035 •		23,884	6,095
Greenpoint Manufactured Housing
9.230% due 12/15/2029 ~(n)		8,987	7,460
Greystone Commercial Real Estate Ltd.
6.908% due 03/15/2027 •(n)		25,000	24,877

GSAA Trust
5.058% due 05/25/2035 Ø(n)		5,158	5,260
GSAMP Trust
2.276% due 01/25/2037 •		3,849	2,616
2.306% due 01/25/2037 •		1,148	781
2.376% due 04/25/2036 •		671	501
2.416% due 11/25/2036 •		4,716	2,950
2.466% due 12/25/2036 •		5,111	3,209
2.486% due 04/25/2036 •(n)		23,939	18,244
3.866% due 10/25/2034 •		446	435
4.766% due 10/25/2033 •		250	251
Halcyon Loan Advisors European Funding BV
0.000% due 04/15/2030 ~	EUR	1,400	1,467
Hillcrest CDO Ltd.
2.667% due 12/10/2039 •		$45,964	19,466
Home Equity Asset Trust
3.311% due 05/25/2035 •		3,800	3,733
3.416% due 07/25/2035 •		4,000	3,754
Home Equity Loan Trust
2.556% due 04/25/2037 •(n)		13,500	11,263
Home Equity Mortgage Loan Asset-Backed Trust
2.376% due 11/25/2036 •(n)		5,763	4,865
2.456% due 04/25/2037 •(n)		3,904	2,948
2.656% due 03/25/2036 •		1,504	1,417
House of Europe Funding PLC
0.000% due 11/08/2090 •	EUR	1,499	1,740
Hout Bay Corp.
2.360% due 07/05/2041 •		$84,108	25,653
HSI Asset Securitization Corp. Trust
2.326% due 12/25/2036 •(n)		25,379	9,799
2.376% due 10/25/2036 •		9,730	5,067
2.386% due 12/25/2036 •(n)		15,545	5,992
2.406% due 01/25/2037 •(n)		43,482	35,391
2.606% due 11/25/2035 •(n)		5,830	5,626
IXIS Real Estate Capital Trust
3.191% due 09/25/2035 ^•		5,457	4,654
JPMorgan Mortgage Acquisition Trust
2.366% due 07/25/2036 •		1,845	1,135
2.376% due 07/25/2036 ^•		1,341	597
5.462% due 09/25/2029 ^Ø		3,897	3,199
5.888% due 10/25/2036 ^Ø(n)		12,991	10,660
Jubilee CLO BV
0.000% due 01/15/2028 ~	EUR	7,000	5,242
Lehman XS Trust
4.808% due 05/25/2037 ^~(n)		$12,481	11,368
Long Beach Mortgage Loan Trust
2.406% due 02/25/2036 •(n)		45,724	38,604
2.866% due 09/25/2034 •		1,216	1,156
2.921% due 11/25/2035 •(n)		36,298	30,069
MASTR Asset-Backed Securities Trust
2.386% due 06/25/2036 •(n)		7,578	6,565
2.396% due 02/25/2036 •(n)		8,554	4,813
2.456% due 06/25/2036 •		3,836	2,252
2.756% due 12/25/2035 •		11,853	6,830
Morgan Stanley ABS Capital, Inc. Trust
2.276% due 09/25/2036 •		4,040	2,041
2.286% due 10/25/2036 •		4	3
2.356% due 10/25/2036 •(n)		10,087	6,396
2.366% due 06/25/2036 •(n)		7,297	4,976
2.366% due 06/25/2036 •		1,276	1,088
2.366% due 09/25/2036 •		8,117	4,159
2.366% due 11/25/2036 •(n)		19,218	13,442
2.436% due 10/25/2036 •		4,861	3,109
2.891% due 09/25/2035 •(n)		18,121	16,473
3.251% due 01/25/2035 •		4,846	2,208
4.166% due 05/25/2034 •		2,108	2,085
National Collegiate Commutation Trust
0.000% due 03/25/2038 •		33,525	18,311
1.000% due 03/25/2038 •		53,475	29,213
New Century Home Equity Loan Trust
5.216% due 01/25/2033 ^•		528	493
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.546% due 10/25/2036 ^•		5,003	1,773
2.636% due 02/25/2036 •(n)		31,899	25,541
Ocean Trails CLO
7.438% due 08/13/2025 •		3,500	3,509
Option One Mortgage Loan Trust
2.346% due 07/25/2037 •(n)		17,442	11,942
2.356% due 01/25/2037 •(n)		11,583	7,566
2.436% due 01/25/2037 •		2,362	1,549
2.466% due 03/25/2037 •		715	436
2.546% due 04/25/2037 •		2,791	1,839
Option One Mortgage Loan Trust Asset-Backed Certificates
2.676% due 11/25/2035 •(n)		13,200	12,437

Park Place Securities, Inc.
2.846% due 09/25/2035 •(n)	7,240	6,770
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.706% due 08/25/2035 •(n)	8,350	8,115
3.041% due 07/25/2035 •(n)	30,950	29,816
3.251% due 03/25/2035 ^•(n)	7,500	7,058
3.341% due 10/25/2034 •(n)	10,000	9,539
3.941% due 02/25/2035 •(n)	29,447	28,356
4.241% due 12/25/2034 •(n)	25,974	22,757
Popular ABS Mortgage Pass-Through Trust
2.906% due 06/25/2035 •	626	615
3.366% due 06/25/2035 •	1,349	1,300
RAAC Trust
3.966% due 05/25/2046 •(n)	17,151	14,617
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 Ø	3,167	1,524
Residential Asset Mortgage Products Trust
2.536% due 01/25/2036 •(n)	11,845	10,730
2.596% due 01/25/2036 •	4,360	4,313
2.936% due 02/25/2035 •	250	250
2.966% due 04/25/2034 •	4,075	4,041
3.086% due 04/25/2034 •(n)	4,415	4,377
3.791% due 04/25/2034 ^•	1,223	972
4.196% due 04/25/2034 ^•	1,738	1,355
Residential Asset Securities Corp. Trust
2.346% due 11/25/2036 •(n)	10,900	8,634
2.386% due 10/25/2036 •(n)	12,436	9,271
2.496% due 04/25/2036 •(n)	5,270	5,068
2.546% due 04/25/2036 •(n)	7,220	5,053
2.556% due 05/25/2037 •(n)	9,275	9,063
2.876% due 12/25/2035 •(n)	16,564	13,844
3.341% due 02/25/2035 •	1,900	1,904
Securitized Asset-Backed Receivables LLC Trust
2.356% due 07/25/2036 •(n)	22,790	19,210
2.376% due 07/25/2036 •	2,918	1,473
2.466% due 05/25/2036 •(n)	18,930	12,304
2.486% due 03/25/2036 •(n)	7,991	7,102
2.666% due 10/25/2035 •(n)	13,000	12,496
2.816% due 11/25/2035 •(n)	11,129	8,407
2.876% due 08/25/2035 •(n)	3,522	2,421
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)	25	26,768
SLM Student Loan Trust
0.000% due 01/25/2042 «(h)	20	13,818
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(h)	200	3,045
0.000% due 01/25/2039 «(h)	21,280	9,893
0.000% due 05/25/2040 «(h)	22,175	12,394
0.000% due 07/25/2040 «(h)	110	6,515
0.000% due 09/25/2040 «(h)	9,122	5,829
Soloso CDO Ltd.
2.659% due 10/07/2037 •	11,318	9,677
Sound Point CLO Ltd.
7.197% due 01/23/2027 •	1,000	1,001
Soundview Home Loan Trust
2.366% due 06/25/2037 •(n)	3,525	2,679
2.376% due 11/25/2036 •(n)	7,533	7,347
2.396% due 02/25/2037 •	8,390	3,539
2.476% due 02/25/2037 •	9,737	4,161
2.496% due 05/25/2036 •(n)	14,665	14,355
2.566% due 03/25/2036 •(n)	7,933	7,706
3.166% due 10/25/2037 •(n)	7,114	6,137
3.316% due 09/25/2037 •	2,642	2,487
Specialty Underwriting & Residential Finance Trust
2.566% due 03/25/2037 •	621	349
3.191% due 12/25/2035 •	3,654	3,654
4.016% due 05/25/2035 •	2,011	1,963
4.167% due 02/25/2037 ^Ø	3,372	1,897
Symphony CLO Ltd.
6.939% due 07/14/2026 •	10,700	10,701
7.239% due 10/15/2025 •(n)	9,850	9,865
Taberna Preferred Funding Ltd.
2.681% due 05/05/2038 •	11,911	11,435
2.691% due 02/05/2037 •	24,759	22,283
2.721% due 08/05/2036 ^•	18,114	15,397
2.721% due 08/05/2036 •	4,503	3,828
Trapeza CDO LLC
3.377% due 01/20/2034 •(n)	6,666	6,633
Wachovia Mortgage Loan Trust
2.906% due 10/25/2035 •(n)	8,000	7,517

Wells Fargo Home Equity Asset-Backed Securities Trust
2.546% due 05/25/2036 •(n)		5,000	4,940

Total Asset-Backed Securities (Cost $1,801,305)			1,993,280

SOVEREIGN ISSUES 3.5%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	26,572	18,365
3.375% due 01/15/2023		800	799
3.875% due 01/15/2022		7,800	8,232
5.250% due 01/15/2028		400	373
6.250% due 11/09/2047		400	356
7.820% due 12/31/2033		54,148	60,164
30.131% (BADLARPP) due 10/04/2022 ~	ARS	1,302	51
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		329,220	7,617
43.077% (ARLLMONP) due 06/21/2020 ~		308,331	8,708
45.240% (BADLARPP + 2.500%) due 03/11/2019 ~		14,475	350
45.375% (BADLARPP + 3.250%) due 03/01/2020 ~		4,700	114
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	100	125
4.950% due 02/11/2020		100	122
Peru Government International Bond
6.350% due 08/12/2028	PEN	14,900	4,787
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,900	2,249
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		$1,330	357
8.250% due 10/13/2024 ^(e)		188	51
9.250% due 09/15/2027 ^(e)		1,654	458

Total Sovereign Issues (Cost $145,155)			113,278

	SHARES
COMMON STOCKS 2.2%
CONSUMER DISCRETIONARY 0.7%
Caesars Entertainment Corp. (f)		2,222,152	22,777

ENERGY 1.1%
Dommo Energia S.A. «(f)(l)		54,507,381	14,421
Dommo Energia S.A. SP - ADR «		8,580	305
Forbes Energy Services Ltd. «(f)(l)		152,625	901
Ocean Rig UDW, Inc. (f)		545,970	18,901

			34,528

FINANCIALS 0.1%
TIG FinCo PLC «(l)		2,651,536	4,355

UTILITIES 0.3%
Eneva S.A. (f)(l)		32,781	107
TexGen Power LLC «		285,522	10,422

			10,529

Total Common Stocks (Cost $60,724)			72,189

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		2,530,304	542

Total Warrants (Cost $0)			542

PREFERRED SECURITIES 1.5%
BANKING & FINANCE 0.1%
OCP CLO Ltd.
0.000% due 04/26/2028 (h)		2,600	2,276

INDUSTRIALS 1.4%
Sequa Corp.
9.000% «		52,103	46,893

Total Preferred Securities (Cost $53,805)			49,169

REAL ESTATE INVESTMENT TRUSTS 1.7%
REAL ESTATE 1.7%
VICI Properties, Inc.		2,572,665	55,621

Total Real Estate Investment Trusts (Cost $37,244)			55,621

SHORT-TERM INSTRUMENTS 6.7%
REPURCHASE AGREEMENTS (m) 4.5%			145,700

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.9%
Letras del Banco Central de la Republica Argentina
25.150% due 10/17/2018	ARS	6,260	149
37.800% due 11/21/2018 (i)		3,290	75
43.450% due 10/17/2018 (i)		4,343	103
43.600% due 10/17/2018 (i)		2,426	58
43.650% due 10/17/2018 (i)		2,166	51
45.000% due 11/21/2018 (i)		12,960	295
46.250% due 11/21/2018 (i)		7,604	173
49.750% due 10/17/2018 (i)		920	22
Ukraine Government International Bond
9.236% due 02/28/2019 (h)(i)(n)		30,600	29,541

			30,467

ARGENTINA TREASURY BILLS 0.1%
0.423% due 10/12/2018 - 03/29/2019 (g)(h)	ARS	128,900	3,208

U.S. TREASURY BILLS 1.2%
2.126% due 11/08/2018 - 12/13/2018 (g)(h)(n)(p)(r)		$38,879	38,741

Total Short-Term Instruments (Cost $218,947)			218,116

Total Investments in Securities (Cost $5,549,602)			5,756,766

INVESTMENTS IN AFFILIATES 0.3%
COMMON STOCKS 0.3%
INDUSTRIALS 0.03%
Sierra Hamilton Holder LLC «(l)		30,137	10,014

Total Common Stocks (Cost $7,639)			10,014

Total Investments in Affiliates (Cost $7,639)			10,014

Total Investments 176.5% (Cost $5,557,241)			$5,766,780
Financial Derivative Instruments (o)(q) (0.4)% (Cost or Premiums, net $(8,041))			(14,145)
Other Assets and Liabilities, net (76.1)%			(2,486,265)

Net Assets 100.0%			$3,266,370

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO ClosedEnd - PCILS I LLC, which is a 100% owned subsidiary of the Fund.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

∎

All or a portion of this amount represent unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Coupon represents a yield to maturity.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

(l)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$1,423	$14,421	0.44%
Eneva S.A.	12/21/2017	141	107	0.00
Forbes Energy Services Ltd.	02/27/2013 - 03/11/2014	7,380	901	0.03
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	23,200	24,212	0.74
Preylock Reitman Santa Cruz Mezz LLC 7.633 due 11/09/2022 †	04/09/2018	31,560	31,615	0.97
Sierra Hamilton Holder LLC	07/31/2017	7,639	10,014	0.31
TIG FinCo PLC	04/02/2015	3,931	4,355	0.13

		$75,274	$85,625	2.62%

Borrowings and Other Financing Transactions

(m)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
IND	2.340%	09/28/2018	10/01/2018	$139,200	U.S. Treasury Notes 2.500% due 05/15/2024	$(141,895)	$139,200	$139,227
NOM	2.300	09/28/2018	10/01/2018	6,500	U.S. Treasury Bonds 3.625% due 02/15/2044	(6,623)	6,500	6,501

Total Repurchase Agreements						$(148,518)	$145,700	$145,728

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	0.100%	07/23/2018	10/23/2018		EUR	(3,725)	$(4,325)
	1.080	09/17/2018	10/15/2018		GBP	(5,011)	(6,534)
	1.080	09/28/2018	10/29/2018			(25,630)	(33,410)
	1.110	09/04/2018	10/03/2018			(8,754)	(11,420)
	1.110	10/03/2018	11/05/2018			(8,687)	(11,323)
	1.140	09/03/2018	10/03/2018			(904)	(1,179)
	1.140	10/03/2018	11/05/2018			(899)	(1,172)
	2.920	08/29/2018	11/29/2018			$(1,860)	(1,865)
	2.920	09/12/2018	12/12/2018			(7,418)	(7,429)
	3.314	08/14/2018	11/14/2018			(4,980)	(5,002)
	3.315	08/16/2018	11/16/2018			(20,141)	(20,226)
	3.321	09/04/2018	12/04/2018			(22,595)	(22,651)
	3.333	07/11/2018	10/11/2018			(21,531)	(21,694)
	3.337	07/05/2018	10/05/2018			(21,539)	(21,715)
	3.339	09/19/2018	12/19/2018			(46,117)	(46,168)
	3.366	09/21/2018	12/21/2018			(6,575)	(6,581)
BRC	0.950	09/27/2018	TBD	(3)		(14,149)	(14,151)
	1.500	09/27/2018	TBD	(3)		(5,239)	(5,240)
	2.350	09/27/2018	TBD	(3)		(1,431)	(1,431)
	2.850	08/09/2018	11/09/2018			(4,546)	(4,565)
	2.850	09/05/2018	12/05/2018			(3,580)	(3,587)
	2.940	07/11/2018	10/11/2018			(13,020)	(13,107)
	2.950	07/19/2018	10/19/2018			(10,068)	(10,129)
	2.980	09/14/2018	12/14/2018			(5,368)	(5,376)
	3.000	09/27/2018	TBD	(3)		(2,634)	(2,635)
	3.333	07/11/2018	10/11/2018			(35,086)	(35,352)
	3.335	07/26/2018	10/26/2018			(16,018)	(16,117)
	3.336	07/16/2018	10/16/2018			(55,836)	(56,234)
	3.339	07/13/2018	10/15/2018			(26,217)	(26,412)
	3.342	07/18/2018	10/18/2018			(25,019)	(25,193)
	3.342	07/23/2018	10/23/2018			(19,152)	(19,276)
	3.348	08/02/2018	11/02/2018			(28,663)	(28,823)
	3.366	09/21/2018	12/21/2018			(7,100)	(7,107)
	4.337	08/16/2017	TBD	(3)		(14,167)	(14,317)
	4.337	04/13/2018	07/05/2019			(23,570)	(23,820)
	4.381	06/27/2017	TBD	(3)		(22,619)	(22,630)
	4.381	04/13/2018	06/27/2019			(19,233)	(19,242)
DBL	0.650	07/16/2018	10/16/2018		EUR	(541)	(629)
GLM	0.450	08/13/2018	11/13/2018			(15,825)	(18,385)
	3.315	08/15/2018	11/15/2018			$(6,640)	(6,669)
	3.315	08/29/2018	11/29/2018			(32,315)	(32,413)
	3.327	09/07/2018	12/07/2018			(5,052)	(5,063)
	3.410	08/21/2018	11/21/2018			(13,300)	(13,352)
	3.565	08/29/2018	11/29/2018			(11,939)	(11,978)
GSC	3.338	09/20/2018	10/22/2018			(46,800)	(46,848)
JML	(2.500)	09/20/2018	10/01/2018		EUR	(3,794)	(4,401)
	(2.500)	10/01/2018	TBD	(3)		(3,195)	(3,709)
	(0.250)	09/03/2018	10/03/2018			(28,552)	(33,144)
	0.272	07/26/2018	10/26/2018			(1,884)	(2,189)
	0.463	07/26/2018	10/26/2018			(3,770)	(4,381)
	0.900	09/03/2018	12/03/2018		GBP	(25,901)	(33,782)
	1.050	08/15/2018	11/15/2018			(45,453)	(59,324)
	2.850	09/10/2018	10/10/2018			$(6,191)	(6,201)
JPS	3.435	07/25/2018	10/25/2018			(27,543)	(27,722)
MSB	3.565	08/16/2018	08/16/2019			(9,590)	(9,634)
	3.566	06/05/2018	06/05/2019			(22,795)	(22,854)
	3.566	06/20/2018	06/05/2019			(4,402)	(4,447)
	3.614	08/16/2018	08/16/2019			(4,549)	(4,570)
	3.634	09/20/2018	09/17/2019			(34,243)	(34,281)
	3.639	07/13/2018	07/15/2019			(5,943)	(5,991)
	3.687	04/27/2018	04/26/2019			(21,053)	(21,195)
	3.688	08/14/2018	03/20/2019			(21,014)	(21,038)
	3.693	05/01/2018	05/01/2019			(5,179)	(5,211)
	3.693	05/08/2018	05/08/2019			(21,588)	(21,708)
	3.741	02/05/2018	02/05/2019			(29,927)	(30,098)
	4.071	12/01/2017	12/03/2018			(8,439)	(8,465)
	4.083	10/23/2017	10/23/2018			(29,157)	(29,392)
	4.086	10/03/2017	10/03/2018			(2,505)	(2,583)
	4.147	10/23/2017	10/23/2018			(24,826)	(25,026)
NOM	2.750	09/18/2018	10/18/2018			(27,081)	(27,108)
	2.800	09/06/2018	10/09/2018			(17,365)	(17,399)
	2.800	09/10/2018	10/10/2018			(9,326)	(9,341)
	2.800	09/13/2018	10/11/2018			(12,980)	(12,998)
	2.800	09/17/2018	10/17/2018			(6,939)	(6,947)
	2.800	09/18/2018	10/18/2018			(8,584)	(8,593)
	2.800	09/21/2018	10/23/2018			(12,055)	(12,064)
	4.366	08/04/2017	TBD	(3)		(25,721)	(25,896)
	4.366	05/04/2018	08/05/2019			(19,176)	(19,306)
RBC	3.440	07/18/2018	10/18/2018			(263)	(265)
	3.720	08/08/2018	02/08/2019			(4,586)	(4,612)
RCE	1.700	09/18/2018	01/18/2019		GBP	(2,113)	(2,755)
RCY	2.910	09/10/2018	12/10/2018			$(416)	(417)
RTA	2.837	07/26/2018	10/26/2018			(18,341)	(18,438)
	3.039	09/06/2018	03/06/2019			(3,585)	(3,593)
	3.044	09/07/2018	03/07/2019			(4,755)	(4,765)
	3.058	09/12/2018	03/12/2019			(1,236)	(1,238)
	3.343	07/03/2018	10/03/2018			(12,342)	(12,445)
	3.460	04/05/2018	10/05/2018			(14,226)	(14,471)
	3.474	06/04/2018	12/04/2018			(8,305)	(8,400)
	3.493	05/16/2018	11/16/2018			(18,067)	(18,309)
	3.500	06/14/2018	12/14/2018			(20,790)	(21,010)
	3.513	05/07/2018	11/07/2018			(7,625)	(7,734)
	3.514	05/03/2018	11/02/2018			(9,869)	(10,015)
	3.516	04/24/2018	10/24/2018			(26,184)	(26,593)
	3.519	07/16/2018	01/16/2019			(5,816)	(5,860)
	3.521	07/17/2018	01/17/2019			(1,485)	(1,496)
	3.521	07/25/2018	01/25/2019			(19,318)	(19,447)
	3.522	08/08/2018	02/08/2019			(7,210)	(7,248)
	3.529	07/31/2018	01/31/2019			(7,488)	(7,534)
	3.531	08/06/2018	02/06/2019			(8,557)	(8,604)
	3.544	09/07/2018	03/07/2019			(32,424)	(32,501)
	3.608	09/12/2018	03/12/2019			(3,254)	(3,260)
	3.622	09/20/2018	03/20/2019			(18,698)	(18,719)
	3.642	09/24/2018	03/25/2019			(8,855)	(8,861)
	3.699	05/21/2018	11/21/2018			(4,587)	(4,650)
	3.712	05/01/2018	11/01/2018			(15,377)	(15,620)
	3.714	05/03/2018	11/02/2018			(4,890)	(4,966)
	4.043	10/31/2017	TBD	(3)		(3,884)	(3,911)
SBI	3.383	07/11/2018	10/11/2018			(73,274)	(73,839)
	3.442	07/23/2018	01/23/2019			(58,933)	(59,327)
	3.517	08/09/2018	02/11/2019			(30,215)	(30,371)
SOG	0.481	09/05/2018	12/05/2018		EUR	(4,431)	(5,147)
	2.650	07/23/2018	10/23/2018			$(2,452)	(2,465)
	2.830	07/05/2018	10/05/2018			(3,083)	(3,104)
	2.830	09/24/2018	10/05/2018			(728)	(728)
	2.850	07/11/2018	10/11/2018			(8,390)	(8,445)
	2.850	07/23/2018	10/23/2018			(20,861)	(20,977)
	2.860	07/31/2018	10/31/2018			(8,362)	(8,403)
	2.860	08/02/2018	11/02/2018			(13,473)	(13,537)
	2.860	08/16/2018	11/16/2018			(16,166)	(16,225)
	2.867	08/28/2018	02/28/2019			(26,781)	(26,854)
	2.870	08/21/2018	11/21/2018			(26,514)	(26,601)
	2.873	09/05/2018	03/05/2019			(20,339)	(20,381)
	2.880	09/04/2018	12/04/2018			(12,606)	(12,633)
	2.887	07/12/2018	01/11/2019			(747)	(752)
	2.890	09/07/2018	12/07/2018			(1,758)	(1,761)
	2.890	09/12/2018	12/12/2018			(10,498)	(10,514)
	2.890	09/14/2018	12/14/2018			(774)	(775)
	2.890	09/24/2018	12/12/2018			(595)	(595)
	2.900	09/18/2018	12/18/2018			(5,563)	(5,569)
	2.900	09/21/2018	12/18/2018			(511)	(511)
	2.910	09/21/2018	12/21/2018			(20,529)	(20,546)
	3.264	08/14/2018	11/14/2018			(51,207)	(51,430)
	3.281	07/10/2018	10/10/2018			(22,590)	(22,761)
	3.287	07/26/2018	10/26/2018			(37,987)	(38,219)
	3.287	09/17/2018	12/17/2018			(11,685)	(11,700)
	3.381	09/10/2018	03/11/2019			(35,712)	(35,782)
	3.382	09/14/2018	03/14/2019			(21,240)	(21,274)
	3.587	04/06/2018	10/05/2018			(8,021)	(8,163)
UBS	0.640	08/02/2018	11/01/2018		EUR	(16,366)	(19,022)
	1.100	09/06/2018	10/08/2018		GBP	(8,838)	(11,528)
	1.550	07/27/2018	10/26/2018			(27,852)	(36,404)
	1.630	09/24/2018	01/15/2019			(32,605)	(42,511)
	2.540	08/31/2018	12/03/2018			$(2,676)	(2,682)
	2.770	08/13/2018	11/13/2018			(36,638)	(36,776)
	2.770	09/04/2018	12/04/2018			(21,841)	(21,886)
	2.770	09/07/2018	12/07/2018			(11,561)	(11,582)
	2.770	09/13/2018	12/04/2018			(622)	(623)
	2.780	07/10/2018	10/10/2018			(32,279)	(32,486)
	2.780	09/13/2018	12/13/2018			(6,949)	(6,959)
	2.780	09/25/2018	10/10/2018			(2,583)	(2,584)
	2.790	07/05/2018	10/05/2018			(899)	(905)
	2.790	08/07/2018	11/07/2018			(13,753)	(13,812)
	2.790	09/18/2018	12/18/2018			(10,151)	(10,161)
	2.790	09/25/2018	11/07/2018			(3,608)	(3,610)
	2.820	09/04/2018	12/04/2018			(5,883)	(5,895)
	2.830	09/18/2018	12/18/2018			(17,671)	(17,689)
	2.900	08/02/2018	11/02/2018			(22,440)	(22,548)
	2.990	09/11/2018	03/11/2019			(53,514)	(53,603)
	3.090	09/11/2018	03/11/2019			(2,836)	(2,841)
	3.280	07/10/2018	10/10/2018			(9,260)	(9,330)
	3.290	08/09/2018	11/09/2018			(7,254)	(7,289)
	3.290	09/17/2018	12/17/2018			(10,706)	(10,720)
	3.300	07/24/2018	10/24/2018			(17,355)	(17,465)
	3.536	04/24/2018	04/24/2019			(42,389)	(42,670)
WFS	3.291	08/06/2018	11/06/2018			(15,192)	(15,270)

Total Reverse Repurchase Agreements							$(2,589,750)

(n)	Securities with an aggregate market value of $3,288,841 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(2,524,581) at a weighted average interest rate of 2.965%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(o)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	9.222%		$31,430	$(1,130)	$(846)	$(1,976)	$0	$(146)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	12.826		2,800	(378)	(192)	(570)	0	(21)
Navient Corp.	5.000	Quarterly	12/20/2021	1.372		400	2	43	45	0	0
Navient Corp.	5.000	Quarterly	06/20/2022	1.752		2,200	146	104	250	0	(1)
Novo Banco S.A.	5.000	Quarterly	12/20/2020	9.021	EUR	2,500	(519)	388	(131)	53	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.559		$13,300	249	1,160	1,409	3	0

							$(1,630)	$657	$(973)	$56	$(168)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	102,200	$4,746	$(1,944)	$2,802	$0	$(28)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		46,900	(1,672)	(2,569)	(4,241)	0	(2)
Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		$1,800,000	(6,930)	(57,039)	(63,969)	1,075	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		164,300	3,084	(12,942)	(9,858)	82	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		464,100	11,168	(55,489)	(44,321)	220	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		245,900	(17,834)	(12,017)	(29,851)	98	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,900	1,045	(3,784)	(2,739)	41	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		14,000	(49)	247	198	0	(6)
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038		178,500	599	4,917	5,516	53	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		8,900	825	309	1,134	8	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		401,700	10,997	36,976	47,973	289	0
Pay	6-Month AUD-BBR-BBSW	3.631	Semi-Annual	03/06/2019	AUD	150,000	0	811	811	13	0
Pay	6-Month AUD-BBR-BBSW	3.635	Semi-Annual	03/06/2019		175,000	0	949	949	16	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		41,800	1,036	707	1,743	117	0
Receive (5)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028	EUR	5,500	(94)	(39)	(133)	0	(25)
Receive (5)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		69,700	286	432	718	0	(330)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	156,975	2,456	1,503	3,959	0	(249)

							$9,663	$(98,972)	$(89,309)	$2,012	$(640)

Total Swap Agreements							$8,033	$(98,315)	$(90,282)	$2,068	$(808)

(p)	Cash of $3,740 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	The Subsidiary did not have Exchange-Traded or Centrally Cleared financial derivative instruments as of period end.

(q)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	EUR	187,366		$219,091	$1,553	$(3)
BPS	10/2018		$7,451	ARS	297,837	0	(321)
	10/2018		1,435	EUR	1,219	0	(20)
	11/2018		564	ARS	23,506	0	(27)
	11/2018		32,137	MXN	621,299	841	0
	12/2018	PEN	17,220		$5,173	0	(24)
BRC	10/2018		$4,028	GBP	3,069	0	(28)
CBK	10/2018		401	ARS	12,030	0	(115)
	10/2018		34,811	EUR	29,869	0	(132)
	10/2018		21,814	GBP	16,551	0	(241)
	11/2018	NZD	65		$43	0	0
	11/2018		$27,098	RUB	1,856,002	1,107	0
DUB	10/2018		1,789	ARS	68,728	0	(135)
	12/2018		387		16,467	0	(25)
GLM	10/2018	GBP	25,882		$33,714	0	(21)
	10/2018		$96	ARS	3,756	0	(7)
	10/2018		2,513	EUR	2,146	0	(21)
	10/2018		516,905	GBP	394,103	0	(3,231)
	11/2018	GBP	394,103		$517,606	3,226	0
HUS	10/2018	BRL	88,529		21,568	0	(353)
	10/2018	CAD	3,744		2,868	0	(31)
	10/2018		$865	ARS	33,135	0	(69)
	10/2018		21,456	BRL	88,528	465	0
	11/2018	BRL	88,529		$21,397	0	(473)
JPM	10/2018	EUR	10,320		12,138	156	0
	10/2018		$107	ARS	4,227	0	(5)
	01/2019		334		12,690	0	(62)
MYI	10/2018		12,094	EUR	10,320	0	(112)
	11/2018	EUR	10,320		$12,123	112	0
SCX	10/2018		$33,115	GBP	25,701	384	0
SOG	10/2018	GBP	413,542		$532,956	0	(6,055)
SSB	10/2018	EUR	28,136		32,951	283	0
	10/2018		$6,997	EUR	6,000	0	(31)
TOR	11/2018	GBP	4,332		$5,661	7	0
UAG	10/2018		$206,976	EUR	176,268	0	(2,320)
	10/2018		5,396	RUB	366,446	190	0
	11/2018	EUR	176,268		$207,477	2,326	0

Total Forward Foreign Currency Contracts						$10,650	$(13,862)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	1.852%	$1,120	$(163)	$145	$0	$(18)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.674	1,900	108	113	221	0

							$(55)	$258	$221	$(18)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$8,471	$(1,894)	$1,281	$0	$(613)
DUB	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	9,700	(605)	(534)	0	(1,139)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	13,200	(1,520)	563	0	(957)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	8,300	(1,040)	548	0	(492)
FBF	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	400	(45)	25	0	(20)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	900	(108)	2	0	(106)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,600	(146)	57	0	(89)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	3,800	(594)	318	0	(276)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	13,000	(662)	506	0	(156)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	8,500	(1,150)	(618)	0	(1,768)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	18,900	(1,042)	(1,177)	0	(2,219)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	3,300	(169)	(15)	0	(184)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	19,300	(2,404)	1,260	0	(1,144)
JPS	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	400	(49)	25	0	(24)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	21,800	(2,324)	1,233	0	(1,091)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	8,300	(447)	(528)	0	(975)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	6,500	(286)	(77)	0	(363)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	3,300	(382)	143	0	(239)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	9,300	(1,149)	598	0	(551)

						$(16,016)	$3,610	$0	$(12,406)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2019	$700	$(3)	$13	$10	$0

Total Swap Agreements								$(16,074)	$3,881	$231	$(12,424)

(r)

Securities with an aggregate market value of $21,700 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$2,643	$164,067	$85,206	$251,916
Corporate Bonds & Notes
Banking & Finance	0	452,824	33,914	486,738
Industrials	27,000	599,127	5,721	631,848
Utilities	0	132,746	0	132,746
Convertible Bonds & Notes
Industrials	0	4,815	0	4,815
Municipal Bonds & Notes
Illinois	0	2,557	0	2,557
Iowa	0	1,160	0	1,160
New Jersey	0	0	5,908	5,908
Virginia	0	94	0	94
West Virginia	0	27,894	0	27,894
U.S. Government Agencies	0	169,193	0	169,193
Non-Agency Mortgage-Backed Securities	0	1,518,239	21,463	1,539,702
Asset-Backed Securities	0	1,903,366	89,914	1,993,280
Sovereign Issues	0	113,278	0	113,278
Common Stocks
Consumer Discretionary	22,777	0	0	22,777
Energy	18,901	0	15,627	34,528
Financials	0	0	4,355	4,355
Utilities	107	0	10,422	10,529
Warrants
Industrials	0	0	542	542
Preferred Securities
Banking & Finance	0	2,276	0	2,276
Industrials	0	0	46,893	46,893
Real Estate Investment Trusts
Real Estate	55,621	0	0	55,621
Short-Term Instruments
Repurchase Agreements	0	145,700	0	145,700
Short-Term Notes	0	30,467	0	30,467
Argentina Treasury Bills	0	3,208	0	3,208
U.S. Treasury Bills	0	38,741	0	38,741

	$127,049	$5,309,752	$319,965	$5,756,766
Investments in Affiliates, at Value
Common Stocks
Industrials	0	0	10,014	10,014

Total Investments	$127,049	$5,309,752	$329,979	$5,766,780

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,068	0	2,068
Over the counter	0	10,881	0	10,881
	$0	$12,949	$0	$12,949

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(808)	0	(808)
Over the counter	0	(26,286)	0	(26,286)

	$0	$(27,094)	$0	$(27,094)

Total Financial Derivative Instruments	$0	$(14,145)	$0	$(14,145)

Totals	$127,049	$5,295,607	$329,979	$5,752,635

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 06/30/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$32,361	$22,204	$(298)	$(38)	$2	$(691)	$31,666	$0	$85,206	$(691)
Corporate Bonds & Notes
Banking & Finance	55,952	0	(22,137)	(20)	89	30	0	0	33,914	82
Industrials	5,522	0	(4)	1	0	202	0	0	5,721	202
Municipal Bonds & Notes
New Jersey	6,040	0	(45)	(1)	0	(86)	0	0	5,908	(88)
Non-Agency Mortgage-Backed Securities	21,699	0	(525)	15	93	181	0	0	21,463	222
Asset-Backed Securities	80,048	10,584	(143)	198	57	(830)	0	0	89,914	(808)
Common Stocks
Energy	15,221	0	0	0	0	(495)	901	0	15,627	(495)
Financials	4,199	0	0	0	0	156	0	0	4,355	156
Utilities	9048	0	0	0	0	1,374	0	0	10,422	1,374
Warrants
Industrials	648	0	0	0	0	(106)	0	0	542	(106)
Preferred Securities
Industrials	42,258	4,635	0	0	0	0	0	0	46,893	0

	$272,996	$37,423	$(23,152)	$155	$241	$(265)	$32,567	$0	$319,965	$(152)
Investments in Affiliates, at Value
Common Stocks
Industrials	10,856	0	0	0	0	(842)	0	0	10,014	(841)

Totals	$283,852	$37,423	$(23,152)	$155	$241	$(1,107)	$32,567	$0	$329,979	$(993)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$31,615	Discounted Cash Flow	Discount Rate	7.76
	854	Proxy Pricing	Base Price	99.293
	52,737	Third Party Vendor	Broker Quote	99.000 - 105.375
Corporate Bonds & Notes
Banking & Finance	9,702	Proxy Pricing	Base Price	99.906
	24,212	Reference Instrument	OAS Spread	500.644 bps
Industrials	3,983	Proxy Pricing	Base Price	106.340
	1,738	Reference Instrument	Yield	10.040
Municipal Bonds & Notes
New Jersey	5,908	Proxy Pricing	Base Price	93.295
Non-Agency Mortgage-Backed Securities	21,463	Third Party Vendor	Broker Quote	91.250 - 93.000
Asset-Backed Securities	89,914	Proxy Pricing	Base Price	44.000 - 105,187.592
Common Stocks
Energy	15,627	Other Valuation Techniques (2)	—	—
Financials	4,355	Discounted Cash Flow	Discounted Rate	$1.260
Utilities	10,422	Indicative Market Quotation	Broker Quote	$36.500
Warrants
Industrials	542	Other Valuation Techniques (2)	—	—
Preferred Securities
Industrials	46,893	Indicative Market Quotation	Broker Quote	$900.000
Investments in Affiliates at Value
Common Stocks
Industrials	10,014	Other Valuation Techniques (2)	—	—

Total	$329,979

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Credit and Mortgage Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit and Mortgage Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
03/07/2013	$ 3,266,370	$ 31,762	1.0%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to methods used by Pricing Services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Commercial real estate loans may be valued primarily based on either the income approach, employing a discounted cash flow model, which is based on the expectations of principal and interest payments, fees and costs, as well as among other factors, historical loan and underlying collateral activity, expected payment timing, the credit quality of the borrower and operating forecast of the underlying property.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at September 30, 2018 (amounts in thousands†, except number of shares).

PIMCO Dynamic Credit and Mortgage Income Fund

Security Name	Shares Held at 6/30/2018	Shares Purchased	Shares Sold	Shares Held at 9/30/2018	Net Realized Gain/(Loss)	Change in Unrealied Appreciation (Depreciation)	Market Value 9/30/2018	Dividend Income
Sierra Hamilton Holder LLC	30,136,800	0	0	30,136,800	$0	$(842)	$10,014	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RTA	Bank of New York Mellon Corp.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	JPS	JP Morgan Securities, Inc.	SCX	Standard Chartered Bank
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC	TOR	Toronto Dominion Bank
GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.	UAG	UBS AG Stamford
GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada	UBS	UBS Securities LLC
GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited	WFS	Wells Fargo Securities, LLC
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	MXN	Mexican Peso	USD (or $)	United States Dollar
CAD	Canadian Dollar	NZD	New Zealand Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR
ABX.HE	Asset-Backed Securities Index - Home Equity	BP0003M	3 Month GBP-LIBOR	US0003M	3 Month USD Swap Rate
ARLLMONP	Argentina Blended Policy Rate	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	CBO	Collateralized Bond Obligation	PIK	Payment-in-Kind
ADR	American Depositary Receipt	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Credit and Mortgage Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018